Finance income, finance costs and revaluation of financial instruments	12 Months Ended
Dec. 31, 2017
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Finance income, finance costs and revaluation of financial instruments

6. Finance income, finance costs and revaluation of financial instruments

Finance income includes:

	2017 £m	2016 £m	2015 £m
Income from available for sale investments	16.8	12.5	18.9
Interest income	78.4	67.9	53.5
	95.2	80.4	72.4

Finance costs include:

	2017 £m	2016 £m	2015 £m
Net interest expense on pension plans (note 23)	6.3	6.7	7.3
Interest on other long-term employee benefits	3.9	2.7	2.5
Interest expense and similar charges[1]	259.6	245.1	214.3
	269.8	254.5	224.1

Revaluation of financial instruments[2] include:

	2017 £m	2016 £m	2015 £m
Movements in fair value of treasury instruments	1.1	(19.5)	(3.7)
Movements in fair value of other derivatives	–	–	15.9
Revaluation of put options over non-controlling interests	52.5	(17.2)	(11.3)
Revaluation of payments due to vendors (earnout agreements)	208.6	(11.6)	(35.6)
	262.2	(48.3)	(34.7)

Notes

[1]	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
[2]	Financial instruments are held at fair value through profit and loss.

The majority of the Group’s long-term debt is represented by $2,862 million of US dollar bonds at an average interest rate of 4.48%, €3,202 million of Eurobonds at an average interest rate of 1.71% and £600 million of Sterling bonds at an average interest rate of 4.04%.

Average borrowings under the US Dollar Revolving Credit Facilities (note 10) amounted to the equivalent of $715 million at an average interest rate of 0.78% (2016: $109 million at an average interest rate of 0.82%).

Average borrowings under the Australian dollar Revolving Credit Facilities, amounted to A$412 million at an average rate of 3.24% (2016: A$336 million at an average interest rate of 3.69%).

Average borrowings under the US Commercial Paper Program for 2017 amounted to $860 million at an average interest rate of 1.47% inclusive of margin (2016: $293 million at an average interest rate of 0.75%).